Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2012	2011	2010
Caterpillar dealer guarantees	$180	$140	$185
Customer guarantees	167	186	170
Limited indemnity	—	11	17
Third party logistics business guarantees	176	—	—
Other guarantees	53	28	48
Total guarantees	$576	$365	$420

Product warranty

(Millions of dollars)	2012	2011	2010
Warranty liability, January 1	$1,308	$1,035	$1,049
Reduction in liability (payments)	(920)	(926)	(855)
Increase in liability (new warranties)	1,089	1,199	841
Warranty liability, December 31	$1,477	$1,308	$1,035